SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Balance at beginning of the year	$ 61	$ 78	$ 23
Additions			55
Reversal
Balance at end of the year	$ 61	$ 78	$ 78